Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Payables and Accruals [Abstract]
L&F milestone payment liability				$ 500,000		$ 1,500,000
L&F Note	[1]					(351,579)
L&F, net				500,000		1,148,421
Payroll accrual		668,803		668,803		584,226
Other accrued expenses		51,969		41,969		214,229
Federal income tax payable						106,683
Bonus accrual		726,937		536,500
Registration delay liability		7,261	[2]	7,261	[2],[3]		[3]
Total accrued expenses and other current liabilities		$ 1,454,970		$ 1,754,533		$ 2,053,559

[1]	See Note 5 – “Note Receivable” and Note 8 – “Commitments and Contingencies” for details of the forgiveness of the L&F Note.
[2]	See Note 7 – Stockholders’ Permanent and Temporary Equity for details of the registration delay liability.
[3]	See Note 9 – “Stockholders’ Permanent and Temporary Equity – Effectiveness Failure” for details of the registration delay liability.